Income Tax - Summary of Effective Tax Rate Reconciliation (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Canadian statutory rate	35.62%	35.62%